Financial instruments by category (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Financial assets	¥ 6,810,333	¥ 7,102,545
Financial liabilities	3,672,469	3,821,152
Liabilities at amortized cost | Trade and other payables (excluding non-financial liability items)
Disclosure of detailed information about financial instruments
Financial liabilities	1,355,329	1,464,750
Liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments
Financial liabilities	289,062	815,260
Liabilities at amortized cost | Customers deposit
Disclosure of detailed information about financial instruments
Financial liabilities	1,929,183	1,350,171
Financial liability held at FVPL | Derivative financials liability
Disclosure of detailed information about financial instruments
Financial liabilities	9,568	190,971
Financial assets at amortized cost | Other financial liabilities from virtual bank
Disclosure of detailed information about financial instruments
Financial liabilities	89,327
Financial assets at amortized cost | Trade receivables.
Disclosure of detailed information about financial instruments
Financial assets	940,989	891,174
Financial assets at amortized cost | Prepayments and other receivables (excluding non-financial asset items)
Disclosure of detailed information about financial instruments
Financial assets	816,179	543,538
Financial assets at amortized cost | Financial asset measured at amortized cost from banking operation
Disclosure of detailed information about financial instruments
Financial assets	44	13,385
Financial assets at amortized cost | Restricted cash [Member]
Disclosure of detailed information about financial instruments
Financial assets	343,814	1,060,427
Financial assets at amortized cost | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments
Financial assets	1,907,776	1,399,370
Financial assets at fair value through other comprehensive income (FVOCI)
Disclosure of detailed information about financial instruments
Financial assets	2,054,541	1,122,998
Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	690,627	¥ 2,071,653
Derivative financial asset | Financial assets held at FVPL
Disclosure of detailed information about financial instruments
Financial assets	¥ 56,363